CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Short-term Debt [Line Items]
Convertible of current debt	$ 4,827
Convertible of long term debt	530	$ 6,466
Secured Convertible Security [Member]
Short-term Debt [Line Items]
Convertible of long term debt		5,991
Unsecured Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Convertible of long term debt	$ 530	$ 475